As filed with the Securities and Exchange Commission on December 8, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
700 N. Pearl Street, Suite 900
Dallas, Texas  75201
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2014

Item 1. Reports to Stockholders.

USA Mutuals Barrier Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

USA Mutuals Generation Wave Growth Fund
Investor Class Shares (GWGFX)

each a series of USA Mutuals

Semi-Annual Report
September 30, 2014

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:1-866-264-8783
Web:        www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS –
USA MUTUALS BARRIER FUND	9

SCHEDULE OF OPTIONS WRITTEN –
USA MUTUALS BARRIER FUND	12

PORTFOLIO OF INVESTMENTS –
USA MUTUALS GENERATION WAVE GROWTH FUND	14

SCHEDULE OF OPTIONS WRITTEN –
USA MUTUALS GENERATION WAVE GROWTH FUND	17

STATEMENTS OF ASSETS AND LIABILITIES	20

STATEMENTS OF OPERATIONS	22

STATEMENTS OF CHANGES IN NET ASSETS	23

FINANCIAL HIGHLIGHTS	25

NOTES TO FINANCIAL STATEMENTS	32

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	48

LETTER TO SHAREHOLDERS

Dear Shareholders:

Fiscal Conditions During Semi-Annual Period Ended September 30, 2014

The U.S. equity market as represented by the S&P 500 Index was up 5.23% for the first quarter (March 31, 2014 to June 30, 2014) of the Funds’ semi-annual period ended September 30, 2014. During the second quarter of semi-annual period, the S&P 500 Index was up 1.13%, producing a total return of 6.42% over the semi-annual period ended September 30, 2014.

The fiscal condition of the U.S. economy had statistically improved over the same period, as Gross Domestic Product increased and the household unemployment rate decreased. The U.S. Federal Reserve had decreased the monthly purchases of mortgage and U.S. Government securities to $15 billion per month through the open ended “Quantitative Easing 3”. The Federal Reserve had targeted a lower unemployment rate, and were satisfied with the downwards movement of the rate, and had signaled the systematic decrease in the Quantitative Easing. The rate of the 10 year U.S. Government note decreased from 2.72% to 2.49% over the semi-annual period, even as the Federal Reserve decreased its purchases. Many analysts believe the effectiveness of the Quantitative Easing had diminished, while others believe that interest rates could return to “normal” as the economy improved. Unfortunately with each 1% increase in borrowing cost of the U.S. Treasury, the annual deficit increases by more than $150 billion. The current annual deficit of $564 billion is almost twice the deficit that was produced before the financial collapse of 2008.

Historical Market Performance of the Funds

During the semi-annual period the USA Mutuals Barrier Fund Investor Class lost 0.68%, the Class A shares lost 0.67%, the Class C shares lost 1.03% and the Institutional Share Class lost 1.78% while the S&P 500 Index gained 6.42%. Barrier Fund’s underperformance was due to significant weakness in the gaming sector driven by slowing revenue growth from Macau, driven by the Chinese Government. In Gaming, Galaxy Entertainment Group Ltd. was down 29.8% and Caesars Entertainment Corp. was down 30.7%. Both the Aerospace/Defense and Alcohol sectors underperformed the S&P 500 Index, with Tobacco producing the only outperformance from the core sector investments. General Dynamics Corp. was the best performing Aerospace/Defense company up 18.3% for the semi-annual period. Heineken N.V. was the best Alcohol company, up 17.6% during the period. Options were sold on selected stocks in the portfolio to generate income and to take advantage of price appreciation, resulting in a positive gain to the portfolio. This option strategy modestly improved the performance in our weaker sectors over the semi-annual period.

During the semi-annual period, the Barrier Fund made two private placement investments in craft vodka companies, Hawaii Sea Spirits LLC, producer of Ocean Vodka and Zodiac Spirits, LLC, producer of Zodiac Vodka. The two companies give the portfolio an ability to participate in potential growth in the craft vodka space and add diversification to the Fund’s spirits investments of Brown-Forman Corporation, the largest Alcohol holding and Diageo PLC.

The USA Mutuals Generation Wave Growth Fund was down 2.34% during the semi-annual period ended September 30, 2014. The strategy follows a multi-alternative strategy covering Long/Short Equity, Equity Option, Relative Value – Long/Short Debt, Real Assets (Commodities) and Tactical Allocation. Over the semi-annual period ended

September 30, 2014, the performance of a comparable index, the IQ Hedge Multi-Strategy Index was up 2.36%. The Fund’s underperformance was a result of the significant decrease in the prices of energy, commodities and precious metals during the period.

Gerald Sullivan
Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors, Inc. and are subject to change, are not guaranteed, and should not be considered investment advice.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolios of Investments and Schedules of Options Written in this report.

Mutual fund investing involves risk; principal loss is possible. The Barrier Fund will concentrate its net assets in industries that have significant barriers to entry including the alcoholic beverages, tobacco, gaming and defense/aerospace industries. The Fund may be subject to risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risk such as limited liquidity and greater volatility.

The USA Mutuals Generation Wave Growth Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risk such as limited liquidity and greater volatility. Because the Generation Wave Growth Fund may invest in third-party investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectuses for more information about the Fund, including risks, fees and expenses. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sells it shares. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.  You cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

The USA Mutuals Funds are distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other Fund expenses.  If you purchase Class A shares of the Funds you will pay an initial maximum sales charge of up to 5.75% when you invest.  A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase.  The Investor Class shares of the Funds and  Institutional Class shares of the USA Mutuals Barrier Fund charge no sales load.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/14 – 9/30/14).

Actual Expenses

The following table provides information about actual account values and actual expenses.  You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending

EXPENSE EXAMPLE (Unaudited) (Continued)

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2014 –	Annualized
	April 1, 2014	September 30, 2014	September 30, 2014	Expense Ratio
Based on Actual Fund Returns
USA Mutuals Barrier Fund
Institutional Class*	$1,000.00	$ 982.20	$5.86	1.18%
Investor Class*	1,000.00	993.20	7.15	1.43
Class A*	1,000.00	993.30	7.15	1.43
Class C*	1,000.00	989.70	10.87	2.18
USA Mutuals Generation Wave
Growth Fund*	1,000.00	976.60	8.67	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2014 –	Annualized
	April 1, 2014	September 30, 2014	September 30, 2014	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Barrier Fund
Institutional Class*	$1,000.00	$1,019.15	$5.97	1.18%
Investor Class*	1,000.00	1,017.90	7.23	1.43
Class A*	1,000.00	1,017.90	7.23	1.43
Class C*	1,000.00	1,014.14	11.01	2.18
USA Mutuals Generation Wave
Growth Fund*	1,000.00	1,016.29	8.85	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Barrier Fund

USA Mutuals Generation Wave Growth Fund

Total Returns as of September 30, 2014*

	USA Mutuals
	Barrier Fund –	S&P 500
Average Total Returns	Institutional Class	Index
Six months	-1.78%	6.42%

	USA Mutuals
	Barrier Fund –	S&P 500
Average Total Returns	Investor Class	Index
Six months	-0.68%	6.42%
One year	9.04%	19.73%
Average annual three years	22.04%	22.99%
Average annual five years	16.39%	15.70%
Average annual ten years	9.54%	8.11%
Average annual since inception 8/30/02	10.55%	8.74%

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

	USA Mutuals Barrier	USA Mutuals Barrier
	Fund – Class A	Fund – Class A	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)*	Index
Six months	-6.39%	-0.67%	6.42%
One year	2.76%	9.04%	19.73%
Average annual since inception 12/8/11	16.82%	19.31%	20.69%

	USA Mutuals Barrier	USA Mutuals Barrier
	Fund – Class C	Fund – Class C	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)*	Index
Six months	-2.03%	-1.03%	6.42%
One year	7.19%	8.19%	19.73%
Average annual since inception 12/8/11	18.45%	18.45%	20.69%

	USA Mutuals
	Generation Wave
	Growth Fund –	S&P 500	IQ Hedge Multi-
Average Total Returns	Investor Class	Index	Strategy Index**
Six months	-2.34%	6.42%	2.36%
One year	3.06%	19.73%	6.49%
Average annual three years	11.12%	22.99%	5.55%
Average annual five years	6.58%	15.70%	3.18%
Average annual ten years	3.55%	8.11%	N/A***
Average annual since inception 6/21/01	2.83%	5.65%	N/A***

*
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

**	Returns for the IQ Hedge Multi-Strategy Index do not reflect the reinvestment of dividends.
***	The IQ Hedge Multi-Strategy Index’s inception was October 31, 2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets. One cannot invest directly in an index.

The Funds impose a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

PORTFOLIO OF INVESTMENTS

USA Mutuals Barrier Fund
September 30, 2014 (Unaudited)

COMMON STOCKS 96.3%	Shares	Value

Aerospace & Defense 25.5%
The Boeing Co.(c)	80,300	$10,228,614
General Dynamics Corp.(c)	75,000	9,531,750
Honeywell International Inc.(c)	82,600	7,691,712
Lockheed Martin Corp.(c)	65,000	11,880,700
Northrop Grumman Corp.(c)	64,100	8,445,816
Raytheon Co.(c)	140,000	14,226,800
Rolls-Royce Holdings PLC(a)(b)	93,766	1,466,115
Smith & Wesson Holding Corp.(a)(c)	200,000	1,888,000
Sturm, Ruger & Co., Inc.(c)	65,500	3,189,195
United Technologies Corp.(c)	65,300	6,895,680
		75,444,382

Alcoholic Beverages 22.1%
AMBEV S.A. - ADR(b)	950,000	6,222,500
Anheuser-Busch InBev SA/NV(b)	35,000	3,895,520
Anheuser-Busch InBev SA/NV - ADR(b)	20,000	2,217,000
The Boston Beer Co., Inc.(a)	13,000	2,882,880
Brown-Forman Corp. - Class B	115,900	10,456,498
Carlsberg A/S(b)	33,000	2,934,055
Constellation Brands, Inc. - Class A(a)(c)	95,000	8,280,200
Diageo PLC - ADR(b)	90,000	10,386,000
Hawaii Sea Spirits LLC - Class C(a)(e)(f)	250,000	25,000
Heineken N.V.(b)	60,000	4,489,409
Molson Coors Brewing Co. - Class B(c)	77,000	5,731,880
Pernod Ricard S.A.(b)	15,000	1,698,306
SABMiller PLC(b)	115,000	6,390,857
		65,610,105

Casinos, Gambling & Lotteries 22.3%
Boyd Gaming Corp.(a)	150,000	1,524,000
Caesars Acquisition Co.(a)	78,200	740,554
Caesars Entertainment Corp.(a)(c)	155,000	1,949,900
Churchill Downs Inc.	23,000	2,242,500
Galaxy Entertainment Group Ltd.(b)	1,300,000	7,550,693
Gaming and Leisure Properties, Inc.	75,967	2,347,380
International Game Technology	171,700	2,896,579
Ladbrokes PLC(b)	617,351	1,295,051

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Barrier Fund
September 30, 2014 (Unaudited)

COMMON STOCKS 96.3% (Continued)	Shares	Value

Casinos, Gambling & Lotteries 22.3% (Continued)
Las Vegas Sands Corp.(c)	180,920	$11,255,033
MGM China Holdings Ltd.(b)	600,000	1,727,014
MGM Resorts International(a)(c)	519,200	11,827,376
Penn National Gaming, Inc.(a)	58,000	650,180
Sands China Ltd.(b)	724,800	3,780,421
SJM Holdings Ltd.(b)	750,000	1,429,519
William Hill PLC(b)	309,637	1,856,266
Wynn Macau, Ltd.(b)	874,600	2,782,104
Wynn Resorts, Ltd.(c)	55,000	10,289,400
		66,143,970

Tobacco Manufacturing 26.4%
Altria Group, Inc.(c)	379,600	17,438,824
British American Tobacco PLC - ADR(b)	35,000	3,957,800
Imperial Tobacco Group PLC(b)	125,908	5,437,609
Lorillard, Inc.(c)	353,900	21,202,149
Philip Morris International Inc.	180,000	15,012,000
Reynolds American Inc.(c)	260,000	15,340,000
		78,388,382
Total Common Stocks (Cost $218,664,702)		285,586,839

PREFERRED STOCKS 3.4%

Alcoholic Beverages 3.4%
Hawaii Sea Spirits LLC - Class C(a)(e)(f)	250,000	4,975,000
Zodiac Spirits, LLC - Class A(a)(e)(f)	5,000	5,000,000
Total Preferred Stocks (Cost $9,975,000)		9,975,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Barrier Fund
September 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS 0.8%	Shares/Principal	Value

Investment Company 0.4%
Fidelity Institutional Money Market Portfolio. 0.040%(d)	1,153,157	$1,153,157
Total Investment Company (Cost $1,153,157)		1,153,157

U.S. Treasury Bill 0.4%
0.014%, 10/9/2014	$1,260,000	1,259,996
Total U.S. Treasury Bill (Cost $1,259,996)		1,259,996
Total Short-Term Investments (Cost $2,413,153)		2,413,153
Total Investments (Cost $231,052,855) 100.5%		297,974,992
Liabilities in Excess of Other Assets (0.5)%		(1,537,614)
TOTAL NET ASSETS 100.0%		$296,437,378

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2014 the fair value of collateral is $75,440,562.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2014.
(e)	Illiquid restricted security fair valued by Valuation Committee as delegated by the USA Mutuals Board of Trustees.
(f)	Private Placement.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Barrier Fund
September 30, 2014 (Unaudited)

WRITTEN CALL OPTIONS 0.8%	Contracts	Value
Altria Group, Inc.:
Expiration: November, 2014, Exercise Price: $47.00	250	$14,500
Expiration: December, 2014, Exercise Price: $44.00	2,321	612,744
Expiration: December, 2014, Exercise Price: $45.00	500	97,000
The Boeing Co.:
Expiration: October, 2014, Exercise Price: $130.00	200	16,800
Expiration: October, 2014, Exercise Price: $135.00	10	90
Expiration: November, 2014, Exercise Price: $135.00	160	12,960
Caesars Entertainment Corp.:
Expiration: October, 2014, Exercise Price: $14.00	200	10,000
Expiration: December, 2014, Exercise Price: $15.00	136	9,520
Constellation Brands, Inc. - Class A:
Expiration: October, 2014, Exercise Price: $90.00	300	31,500
Expiration: October, 2014, Exercise Price: $92.50	250	12,500
General Dynamics Corp.:
Expiration: November, 2014, Exercise Price: $120.00	150	130,800
Expiration: November, 2014, Exercise Price: $125.00	250	122,500
Honeywell International Inc.:
Expiration: October, 2014, Exercise Price: $97.50	100	1,800
Las Vegas Sands Corp.:
Expiration: October, 2014, Exercise Price: $72.50	22	154
Expiration: October, 2014, Exercise Price: $80.00	250	1,875
Expiration: November, 2014, Exercise Price: $67.50	100	10,500
Expiration: November, 2014, Exercise Price: $75.00	300	5,550
Expiration: November, 2014, Exercise Price: $77.50	51	510
Lockheed Martin Corp.:
Expiration: December, 2014, Exercise Price: $175.00	400	426,800
Expiration: December, 2014, Exercise Price: $180.00	250	167,500
MGM Resorts International:
Expiration: October, 2014, Exercise Price: $26.00	208	624
Expiration: October, 2014, Exercise Price: $27.00	190	190
Expiration: November, 2014, Exercise Price: $27.00	159	1,590
Expiration: December, 2014, Exercise Price: $24.00	250	18,000
Expiration: December, 2014, Exercise Price: $25.00	500	24,000
Expiration: December, 2014, Exercise Price: $26.00	650	18,200

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

USA Mutuals Barrier Fund
September 30, 2014 (Unaudited)

WRITTEN CALL OPTIONS 0.8% (Continued)	Contracts	Value
Molson Coors Brewing Co. - Class B:
Expiration: October, 2014, Exercise Price: $72.50	220	$61,600
Expiration: October, 2014, Exercise Price: $77.50	250	16,250
Northrop Grumman Corp.:
Expiration: November, 2014, Exercise Price: $125.00	300	247,500
Expiration: January, 2015, Exercise Price: $135.00	100	34,000
Raytheon Co.:
Expiration: October, 2014, Exercise Price: $97.50	26	11,700
Expiration: November, 2014, Exercise Price: $100.00	303	113,625
Reynolds American Inc.:
Expiration: November, 2014, Exercise Price: $60.00	800	88,000
Smith & Wesson Holding Corp.:
Expiration: December, 2014, Exercise Price: $10.00	500	22,500
Sturm, Ruger & Co., Inc.:
Expiration: October, 2014, Exercise Price: $50.00	257	14,135
United Technologies Corp.:
Expiration: October, 2014, Exercise Price: $115.00	100	150
Wynn Resorts, Ltd.:
Expiration: November, 2014, Exercise Price: $195.00	100	54,400
Expiration: November, 2014, Exercise Price: $200.00	100	35,500
Total Written Call Options (Premiums received $1,734,042)		2,447,567

WRITTEN PUT OPTIONS 0.0%
Lorillard, Inc.:
Expiration: December, 2014, Exercise Price: $60.00	200	34,400
Total Written Put Options (Premium received $42,575)		34,400
Total Written Options (Premiums received $1,776,617)		$2,481,967

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals Generation Wave Growth Fund
September 30, 2014 (Unaudited)

COMMON STOCKS 59.9%	Shares	Value

Accommodation & Food Services 6.8%
Las Vegas Sands Corp.(c)	6,000	$373,260
MGM Resorts International(a)(c)	20,000	455,600
		828,860

Arts, Entertainment & Recreation 3.4%
Boyd Gaming Corp.(a)(c)	20,000	203,200
International Game Technology	12,600	212,562
		415,762

Consumer Discretionary 0.4%
Caesars Acquisition Co.(a)	5,000	47,350
		47,350

Manufacturing 40.2%
Aerospace Product & Parts Manufacturing 12.4%
The Boeing Co.(c)	6,000	764,280
Smith & Wesson Holding Corp.(a)(c)	25,000	236,000
Sturm, Ruger & Co., Inc.(c)	10,600	516,114
		1,516,394

Beverage Manufacturing 0.5%
AMBEV S.A. - ADR(b)	10,000	65,500
Cut and Sew Apparel Manufacturing 3.5%
lululemon athletica inc.(a)(c)	10,000	420,100
Petroleum and Coal Products Manufacturing 4.9%
Chevron Corp.(c)	5,000	596,600
Pharmaceutical and Medicine Manufacturing 4.9%
Pfizer Inc.(c)	20,000	591,400
Tobacco Manufacturing 11.2%
Altria Group, Inc.(c)	5,000	229,700
Lorillard, Inc.(c)	14,000	838,740
Reynolds American Inc.(c)	5,000	295,000
		1,363,440

Veneer, Plywood, and Engineered Wood Product Manufacturing 2.8%
Louisiana-Pacific Corp.(a)(c)	25,000	339,750
		339,750

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Generation Wave Growth Fund
September 30, 2014 (Unaudited)

COMMON STOCKS 59.9% (Continued)	Shares	Value

Mining, Quarrying and Oil & Gas Extraction 0.8%
EXCO Resources, Inc.	30,000	$100,200
		100,200

Professional, Scientific, and Technical Services 2.4%
McDermott International, Inc.(a)(b)(c)	50,000	286,000
		286,000

Retail Trade 3.1%
Wal-Mart Stores, Inc.(c)	5,000	382,350
		382,350

Utilities 2.8%
Exelon Corp.(c)	10,000	340,900
		340,900
Total Common Stocks (Cost $7,171,043)		7,294,606

EXCHANGE TRADED FUNDS 14.9%
ETFS Gold Trust(a)	6,000	710,880
PIMCO Total Return Exchange-Traded Fund	4,000	434,320
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	285,600
ProShares Short 20+ Year Treasury(a)(c)	8,000	221,920
ProShares UltraShort 20+ Year Treasury(a)(c)	3,000	168,990
Total Exchange Traded Funds (Cost $1,955,631)		1,821,710

EXCHANGE TRADED NOTES 10.5%
ELEMENTS Linked to Rogers International
Commodity Index(a)(b)	45,000	314,100
iPath Dow Jones-UBS Commodity
Index Total Return ETN(a)(b)	9,000	309,330
iPath S&P GSCI Crude Oil Total Return Index ETN(a)(b)	29,405	659,848
Total Exchange Traded Notes (Cost $1,369,763)		1,283,278

LIMITED PARTNERSHIP 8.2%
United States Natural Gas Fund, LP(a)(c)	45,000	994,950
Total Limited Partnership (Cost $997,012)		994,950

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Generation Wave Growth Fund
September 30, 2014 (Unaudited)

PURCHASED PUT OPTIONS 0.9%	Shares/Principal	Value
SPDR S&P 500 ETF Trust	225	$65,250
SPDR S&P 500 ETF Trust	150	50,400
Total Purchased Put Options (Cost $180,900)		115,650

SECTOR FUND 0.9%
Market Vectors Gold Miners ETF	5,000	106,750
Total Sector Fund (Cost $129,241)		106,750

SHORT-TERM INVESTMENTS 8.2%
Investment Companies(d) 5.6%
Fidelity Institutional Money Market Portfolio, 0.040%	620,000	620,000
STIT - Liquid Assets Portfolio, 0.060%	65,607	65,607
Total Investment Companies (Cost $685,607)		685,607
U.S. Treasury Bill 2.6%
0.014%, 10/09/2014	$315,000	314,999
Total U.S. Treasury Bill (Cost $314,999)		314,999
Total Short-Term Investments (Cost $1,000,606)		1,000,606
Total Investments (Cost $12,804,196) 103.5%		12,617,550
Liabilities in Excess of Other Assets (3.5)%		(430,397)
TOTAL NET ASSETS 100.0%		$12,187,153

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of September, 30 2014 the fair value of collateral is $7,709,914.
(d)	These securities have fluctuating yields. The yields listed are the 7-day yields as of September 30, 2014.
ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Generation Wave Growth Fund
September 30, 2014 (Unaudited)

WRITTEN CALL OPTIONS 1.6%	Contracts	Value

Altria Group, Inc.:
Expiration: December, 2014, Exercise Price: $44.00	50	$13,200
The Boeing Co.:
Expiration: October, 2014, Exercise Price: $130.00	60	5,040
Boyd Gaming Corp.:
Expiration: November, 2014, Exercise Price: $11.00	100	3,800
Chevron Corp.:
Expiration: November, 2014, Exercise Price: $130.00	50	1,150
Exelon Corp.:
Expiration: November, 2014, Exercise Price: $35.00	100	6,900
Las Vegas Sands Corp.:
Expiration: October, 2014, Exercise Price: $63.00	60	12,600
Lorillard, Inc.:
Expiration: December, 2014, Exercise Price: $60.00	100	13,500
Louisiana-Pacific Corp.:
Expiration: November, 2014, Exercise Price: $15.00	250	7,250
lululemon athletica inc.:
Expiration: October, 2014, Exercise Price: $40.00	100	24,500
McDermott International, Inc.:
Expiration: January, 2015, Exercise Price: $7.00	200	4,000
MGM Resorts International:
Expiration: November, 2014, Exercise Price: $24.00	200	12,600
Pfizer Inc.:
Expiration: November, 2014, Exercise Price: $30.00	200	10,400
ProShares Short 20+ Year Treasury:
Expiration: November, 2014, Exercise Price: $28.00	80	2,400
ProShares UltraShort 20+ Year Treasury:
Expiration: November, 2014, Exercise Price: $58.00	30	3,690
Reynolds American Inc.:
Expiration: November, 2014, Exercise Price: $57.50	50	12,700
Smith & Wesson Holding Corp.:
Expiration: November, 2014, Exercise Price: $10.00	250	5,625
Sturm, Ruger & Co., Inc.:
Expiration: January, 2015, Exercise Price: $50.50	106	19,610

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

USA Mutuals Generation Wave Growth Fund
September 30, 2014 (Unaudited)

WRITTEN CALL OPTIONS 1.6% (Continued)	Contracts	Value

United States Natural Gas Fund, LP:
Expiration: October, 2014, Exercise Price: $23.00	50	$1,400
Expiration: November, 2014, Exercise Price: $22.00	150	18,000
Expiration: November, 2014, Exercise Price: $23.00	100	7,900
Wal-Mart Stores, Inc.:
Expiration: October, 2014, Exercise Price: $75.00	50	9,200
Total Written Call Options (Premiums received $171,154)		195,465

WRITTEN PUT OPTIONS 0.1%
Lorillard, Inc.:
Expiration: December, 2014, Exercise Price: $60.00	50	8,600
Total Written Put Options (Premiums received $10,890)		8,600
Total Written Options (Premiums received $182,044)		$204,065

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2014 (Unaudited)

		USA Mutuals
	USA Mutuals	Generation Wave
	Barrier Fund	Growth Fund
ASSETS
Investments, at cost	$231,052,855	$12,804,196
Investments, at value	297,974,992	12,617,550
Due from brokers	—	4,349
Income receivable	1,054,002	3,366
Receivable for capital shares sold	149,273	—
Receivable for investments sold	733,086	10,128
Receivable from Advisor	—	4,548
Other assets	64,817	15,300
TOTAL ASSETS	299,976,170	12,655,241
LIABILITIES
Due from brokers	1	—
Written options, at value (premium received
of $1,776,617 and $182,044, respectively) (Note 2)	2,481,967	204,065
Payable for distribution fees	80,327	—
Payable to affiliates	49,255	9,308
Payable to Trustees	2,553	2,353
Payable to Advisor	240,061	—
Payable for capital shares redeemed	317,888	178,954
Payable for investments purchased	329,435	65,887
Accrued expenses and other liabilities	37,305	7,521
TOTAL LIABILITIES	3,538,792	468,088
NET ASSETS	$296,437,378	$12,187,153

Net assets consist of:
Paid-in capital	$259,196,986	$16,141,597
Accumulated net investment income (loss)	1,092,847	(33,204)
Accumulated net realized loss	(30,069,242)	(3,712,573)
Net unrealized appreciation (depreciation) on:
Investments	66,922,137	(121,396)
Purchased options	—	(65,250)
Written options	(705,350)	(22,021)
NET ASSETS	$296,437,378	$12,187,153

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
September 30, 2014 (Unaudited)

		USA Mutuals
	USA Mutuals	Generation Wave
	Barrier Fund	Growth Fund
Institutional Class:
Net Assets	$27,858
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	956.47
Net asset value, redemption price
and offering price per share(1)	$29.13

Investor Class:
Net Assets	$250,774,350	$12,187,153
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	8,686,867	1,390,466
Net asset value, redemption price
and offering price per share(1)	$28.87	$8.76

Class A:
Net Assets	$24,865,065
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	864,370
Net asset value, redemption price
and minimum offering price per share(1)(3)	$28.77
Maximum offering price per share (net asset value
per share divided by 0.9425)(2)	$30.53

Class C:
Net Assets	$20,770,105
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	730,887
Net asset value, redemption price
and offering price per share (may be subject
to contingent deferred sales charge)(1)(4)	$28.42

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(4)	A CDSC of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

		USA Mutuals
	USA Mutuals	Generation Wave
	Barrier Fund	Growth Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $84,028 and $113, respectively)	$4,342,062	$115,131
Interest income	429	125
TOTAL INVESTMENT INCOME	4,342,491	115,256
EXPENSES
Advisory fees (Note 3)	1,456,009	62,911
Fund accounting fees (Note 3)	22,910	14,068
Legal fees	14,534	12,676
Federal and state registration fees	37,183	11,697
Transfer agent fees and expenses (Note 3)	99,899	11,541
Administration fees (Note 3)	88,970	10,375
Chief compliance officer fees and expenses	9,970	9,590
Trustees’ fees and related expenses	8,303	7,978
Audit fees	9,218	7,396
Custody fees (Note 3)	22,610	3,941
Reports to shareholders	17,470	1,004
Distribution fees – Investor Class (Note 3)	328,930	—
Distribution fees – Class A (Note 3)	30,034	—
Distribution fees – Class C (Note 3)	96,712	—
Other expenses	18,891	2,753
TOTAL EXPENSES BEFORE INTEREST EXPENSE	2,261,643	155,930
Interest expense (Note 6)	3,002	—
TOTAL EXPENSES	2,264,645	155,930
Less waivers by Advisor (Note 3)	—	(40,041)
NET EXPENSES	2,264,645	115,889
NET INVESTMENT INCOME (LOSS)	2,077,846	(633)
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gain (loss) from security transactions:
Investments	(759,548)	61,147
Purchased options (Note 2)	(8,200)	(142,971)
Written options (Note 2)	5,361,500	417,952
Change in net unrealized appreciation/depreciation on:
Investments	(8,021,984)	(594,858)
Purchased options (Note 2)	—	(65,250)
Written options (Note 2)	(1,064,498)	36,085
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND OPTIONS CONTRACTS	(4,492,730)	(287,895)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,414,884)	$(288,528)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Barrier Fund

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
FROM OPERATIONS
Net investment income	$2,077,846	$2,958,110
Net realized gain (loss) on:
Investments	(759,548)	(4,770,574)
Purchased options	(8,200)	(5,360)
Written options	5,361,500	3,601,664
Change in net unrealized appreciation/depreciation on:
Investments	(8,021,984)	35,584,871
Purchased options	—	3,310
Written options	(1,064,498)	495,625
Net increase (decrease) in net assets from operations	(2,414,884)	37,867,646

FROM DISTRIBUTIONS
Net investment income:
Institutional Class	(39)	—
Investor Class	(3,067,943)	(1,758,588)
Class A	(280,095)	(94,072)
Class C	(176,013)	(48,193)
Net decrease in net assets
from distributions paid	(3,524,090)	(1,900,853)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	51,264,304	153,093,144
Net asset value of shares issued in
reinvestment of distributions to shareholders	3,287,806	1,786,095
Payments for shares redeemed	(37,544,581)	(38,200,090)
Redemption fees	12,537	31,004
Net increase in net assets from
capital share transactions	17,020,066	116,710,153
TOTAL INCREASE IN NET ASSETS	11,081,092	152,676,946

NET ASSETS
Beginning of period	285,356,286	132,679,340
End of period (including accumulated net investment
income of $1,092,847 and $2,532,374, respectively)	$296,437,378	$285,356,286

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Generation Wave Growth Fund

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
FROM OPERATIONS
Net investment loss	$(633)	$(8,095)
Net realized gain (loss) on:
Investments	61,147	453,888
Purchased options	(142,971)	(138,162)
Written options	417,952	802,519
Change in net unrealized appreciation/depreciation on:
Investments	(594,858)	144,682
Purchased options	(65,250)	—
Written options	36,085	107,379
Net increase (decrease) in net assets from operations	(288,528)	1,362,211

FROM DISTRIBUTIONS
Net investment income	—	(111,597)
Net decrease in net assets
from distributions paid	—	(111,597)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	123,816	279,555
Net asset value of shares issued in
reinvestment of distributions to shareholders	—	105,168
Payments for shares redeemed	(1,073,997)	(2,204,375)
Redemption fees	72	—
Net decrease in net assets from
capital share transactions	(950,109)	(1,819,652)
TOTAL DECREASE IN NET ASSETS	(1,238,637)	(569,038)

NET ASSETS
Beginning of period	13,425,790	13,994,828
End of period (including accumulated net investment
loss of $(33,204) and $(32,571), respectively)	$12,187,153	$13,425,790

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Period Ended
	September 30,
	2014(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$29.77
Income (loss) from investment operations:
Net investment income	0.31	(2)
Net realized and unrealized loss on investments	(0.83)
Total from investment operations	(0.52)
Less distributions paid:
From net investment income	(0.12)
Net Asset Value, End of Period	$29.13
Total Return	(1.78	)%(3)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$28
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.18	%(4)
After waiver and expense reimbursement(5)	1.18	%(4)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	2.08	%(4)
After waiver and expense reimbursement(5)	2.08	%(4)
Portfolio turnover rate(6)	36.32	%(3)

(1)	The USA Mutuals Barrier Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)
The Advisor has contractually agreed, effective July 29, 2014 through July 31, 2015, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.24% of average net assets of the Fund for Institutional Class shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014		2013		2012		2011	2010
Net Asset Value,
Beginning of Period	$29.40		$24.39		$20.95		$18.12		$15.42	$11.67
Income (loss) from
investment operations:
Net investment income	0.21	(1)	0.41	(1)	0.30	(2)	0.16	(2)	0.21 (2)	0.20	(2)
Net realized and unrealized
gain (loss) on investments	(0.40)		4.91		3.32		2.86		2.67	3.84
Total from investment operations	(0.19)		5.32		3.62		3.02		2.88	4.04
Less distributions paid:
From net investment income	(0.34)		(0.31)		(0.18)		(0.19)		(0.18)	(0.29)
Total distributions paid	(0.34)		(0.31)		(0.18)		(0.19)		(0.18)	(0.29)
Paid-in capital from
redemption fees (Note 2)(3)	0.00		0.00		0.00		0.00		0.00	0.00
Net Asset Value, End of Period	$28.87		$29.40		$24.39		$20.95		$18.12	$15.42
Total Return	(0.68	)%(4)	22.12%		17.44%		16.79%		19.01%	35.06%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$250,774		$248,982		$126,488		$91,824		$79,039	$76,730
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	1.43	%(5)	1.47%		1.64%		1.72%		1.79%	1.99	%(6)
After waiver and
expense reimbursement(7)	1.43	%(5)	1.47%		1.64%		1.76%		1.81%	1.93	%(6)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.39	%(5)	1.51%		1.60%		0.88%		1.24%	1.16	%(8)
After waiver and
expense reimbursement(7)	1.39	%(5)	1.51%		1.60%		0.84%		1.22%	1.22	%(8)
Portfolio turnover rate	36.32	%(4)(9)	166.95	%(9)	11.90	%(9)	83.66	%(9)	21.18%	59.02%

Footnotes on following page.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Barrier Fund
(Continued)

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.84% and 1.78% for the year ended March 31, 2010.

(7)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2015, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares. From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares. Prior to August 1, 2009, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.75% of average net assets of the Fund for Investor Class shares.

(8)	The net investment income ratios include dividends on short positions.
(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended				Period
	September 30,		Year Ended		Ended
	2014		March 31,		March 31,
	(Unaudited)		2014	2013	2012(1)
Net Asset Value, Beginning of Period	$29.30		$24.33	$20.94	$18.14
Income (loss) from investment operations:
Net investment income	0.21	(2)	0.46 (2)	0.24 (3)	0.10	(3)
Net realized and unrealized
gain (loss) on investments	(0.40)		4.85	3.36	2.70
Total from investment operations	(0.19)		5.31	3.60	2.80
Less distributions paid:
From net investment income	(0.34)		(0.34)	(0.21)	—
Paid-in capital from
redemption fees (Note 2)	0.00	(4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$28.77		$29.30	$24.33	$20.94
Total Return(5)	(0.67	)%(6)	22.10%	17.40%	15.44	%(6)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$24,865		$20,626	$3,033	$193
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.43	%(7)	1.47%	1.64%	1.73	%(7)
After waiver and expense reimbursement(8)	1.43	%(7)	1.47%	1.64%	1.73	%(7)
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	1.44	%(7)	1.68%	1.60%	3.36	%(7)
After waiver and expense reimbursement(8)	1.44	%(7)	1.68%	1.60%	3.36	%(7)
Portfolio turnover rate(9)	36.32	%(6)	166.95%	11.90%	83.66%

(1)	The USA Mutuals Barrier Fund Class A shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2015, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended				Period
	September 30,		Year Ended		Ended
	2014		March 31,		March 31,
	(Unaudited)		2014	2013	2012(1)
Net Asset Value, Beginning of Period	$28.97		$24.16	$20.90	$18.14
Income (loss) from investment operations:
Net investment income	0.10	(2)	0.26 (2)	0.17 (3)	0.07	(3)
Net realized and unrealized
gain (loss) on investments	(0.39)		4.80	3.26	2.69
Total from investment operations	(0.29)		5.06	3.43	2.76
Less distributions paid:
From net investment income	(0.26)		(0.25)	(0.17)	—
Paid-in capital from
redemption fees (Note 2)	0.00	(4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$28.42		$28.97	$24.16	$20.90
Total Return(5)	(1.03	)%(6)	21.15%	16.56%	15.21	%(6)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$20,770		$15,748	$3,159	$415
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.18	%(7)	2.22%	2.39%	2.46	%(7)
After waiver and expense reimbursement(8)	2.18	%(7)	2.22%	2.39%	2.46	%(7)
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	0.71	%(7)	0.94%	0.85%	2.63	%(7)
After waiver and expense reimbursement(8)	0.71	%(7)	0.94%	0.85%	2.63	%(7)
Portfolio turnover rate(9)	36.32	%(6)	166.95%	11.90%	83.66%

(1)	The USA Mutuals Barrier Fund Class C shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2015, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Generation Wave Growth Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014		2013	2012	2011		2010
Net Asset Value,
Beginning of Period	$8.97		$8.18		$7.36	$7.79	$6.85		$5.26
Income (loss) from
investment operations:
Net investment income (loss)	(0.00	)(1)(2)	(0.00	)(1)(3)	0.07 (1)	0.03 (1)	0.00	(1)(3)	—
Net realized and unrealized
gain (loss) on investments	(0.21)		0.86		0.79	(0.46)	0.94		1.64
Total from investment operations	(0.21)		0.86		0.86	(0.43)	0.94		1.64
Less distributions paid:
From net investment income	—		(0.07)		(0.04)	—	—		(0.05)
Net Asset Value, End of Period	$8.76		$8.97		$8.18	$7.36	$7.79		$6.85
Total Return	(2.34	)%(4)	10.57%		11.76%	(5.52)%	13.72%		31.14%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$12,187		$13,426		$13,995	$14,136	$20,062		$20,807
Ratio of expenses
to average net assets:(5)
Before waiver and
expense reimbursement	2.35	%(6)	2.32%		2.51%	2.30%	2.00%		2.03%
After waiver and
expense reimbursement(7)	1.75	%(6)	1.75%		1.75%	1.75%	1.75%		1.67%
Ratio of net investment income
(loss) to average net assets:(5)
Before waiver and
expense reimbursement	(0.61	)%(6)	(0.63)%		0.06%	(0.17)%	(0.27)%		(0.38)%
After waiver and
expense reimbursement(7)	(0.01	)%(6)	(0.06)%		0.82%	0.38%	(0.02)%		(0.02)%
Portfolio turnover rate	69.59	%(4)	391.70%		34.28%	127.99%	82.62%		129.08%

Footnotes on following page.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Generation Wave Growth Fund
(Continued)

(1)	Per share net investment income (loss) was calculated prior to tax adjustments.
(2)	Calculated using the average shares outstanding method.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
(7)
The Advisor has contractually agreed, effective August 1, 2009 through July 31, 2015, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund. Prior to August 1, 2009, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.50% of average net assets of the Fund.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited)

(1)Organization
USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund (individually a “Fund” and collectively the “Funds”), each represent a distinct, portfolio with its own investment objectives and policies within the Trust.  The USA Mutuals Barrier Fund is a diversified fund and the USA Mutuals Generation Wave Growth Fund is a non-diversified fund.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held.  Each Fund is currently authorized to offer Class A, Class C and Investor Class shares, and the USA Mutuals Barrier Fund is authorized to offer Institutional Class shares.  Class A and Class C shares of the USA Mutuals Generation Wave Growth Fund are offered in a separate prospectus and SAI.  The four classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectuses.  A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase.  Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectuses.  The contingent deferred sales charge for these Class C shares is based on the net asset value of the shares at the time of purchase.  Investor Class and Institutional Class shares are no-load shares.

The USA Mutuals Barrier Fund Investor Class shares became effective and commenced operations on August 30, 2002.  The USA Mutuals Barrier Fund Class A and Class C shares became effective and commenced operations on December 8, 2011.  The USA Mutuals Barrier Fund Institutional Class shares became effective and commenced operations on April 1, 2014.  The USA Mutuals Generation Wave Growth Fund Investor Class shares became effective and commenced operations on June 21, 2001.  While the USA Mutuals Generation Wave Growth Fund’s Class A and Class C shares are effective, only Investor Class shares have been offered and issued to date.

The Funds are managed by USA Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the USA Mutuals Barrier Fund is long-term growth of capital.  The investment objective of the USA Mutuals Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.

Effective July 29, 2014, the USA Mutuals Barrier Fund’s name changed from Vice Fund to Barrier Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

(2)Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective net asset values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates fair value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments.  “Fair value” of other private options are valued by the Advisor under the supervision of the Funds’ Board of Trustees.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between:

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).

Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2014:

USA Mutuals
Barrier Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$75,444,382	$—	$—	$75,444,382
Alcoholic Beverages	65,585,105	—	25,000	65,610,105
Casinos,
Gambling & Lotteries	66,143,970	—	—	66,143,970
Tobacco Manufacturing	78,388,382	—	—	78,388,382
Preferred Stocks	—	—	9,975,000	9,975,000
Short-Term Investments
Investment Company	1,153,157	—	—	1,153,157
U.S. Treasury Bill	—	1,259,996	—	1,259,996
Total*	$286,714,996	$1,259,996	$10,000,000	$297,974,992
Written Options	$(2,132,282)	$(349,685)	$—	$(2,481,967)

USA Mutuals Generation
Wave Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$7,294,606	$—	$—	$7,294,606
Exchange Traded Funds	1,821,710	—	—	1,821,710
Exchange Traded Notes	1,283,278	—	—	1,283,278
Limited Partnership	994,950	—	—	994,950
Purchased Put Options	115,650	—	—	115,650
Sector Fund	106,750	—	—	106,750
Short-Term Investments
Investment Companies	685,607	—	—	685,607
U.S. Treasury Bill	—	314,999	—	314,999
Total*	$12,302,551	$314,999	$—	$12,617,550
Written Options	$(194,440)	$(9,625)	$—	$(204,065)

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report.  It is the Funds’ policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

The following is a reconciliation of the USA Mutuals Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended September 30, 2014:

Investments in Securities
Six Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2014
Fair Value as of 3/31/2014	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases*	10,000,000
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—
Fair Value as of 9/30/2014	$10,000,000
Net unrealized gains relating to Level 3
investments still held at September 30, 2014	$—

*	Multiple securities were purchased during the period that were classified as Level 3 securities by the Fund’s management.
**	Transfers between levels are recognized at the end of the reporting period.

The following is a summary of quantitative information about significant unobservable valuation inputs for the USA Mutuals Barrier Fund for Level 3 Fair Value Measurements for investments held as of September 30, 2014:

	Fair Value as of	Valuation	Observable
Investments	September 30, 2014	Technique	Inputs
Hawaii Sea Spirits LLC –	$25,000	Discounted	Case Sales
Class C – Common		Cash Flow

Hawaii Sea Spirits LLC –	$4,975,000	Discounted	Case Sales
Class C – Preferred		Cash Flow

Zodiac Spirits, LLC –	$5,000,000	Discounted	Deliverables
Class A		Cash Flow

(b)Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the  requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

benefits as interest and other expense, respectively, in the Statements of Operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2011 through March 31, 2014.

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:
		USA Mutuals
	USA Mutuals	Generation Wave
	Barrier Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$221,462,963	$14,075,086
Gross tax unrealized appreciation	$78,028,412	$832,368
Gross tax unrealized depreciation	(10,504,355)	(550,664)
Net tax unrealized appreciation	67,524,057	281,704
Undistributed ordinary income	2,532,374	—
Total distributable earnings	2,532,374	—
Other accumulated losses	(26,877,065)	(3,947,620)
Total accumulated gains (losses)	$43,179,366	$(3,665,916)

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales and other temporary differences.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2014, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $4,720,637 and $1,166,643, respectively.  At March 31, 2014, the Funds had the following capital loss carryforwards:

	USA Mutuals
USA Mutuals	Generation Wave
Barrier Fund	Growth Fund	Expiration
$(26,002,768)	$(3,852,503)	03/31/18

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31, 2014, the Funds did not have capital loss carryforwards with an indefinite expiration.

At March 31, 2014, the USA Mutuals Barrier Fund deferred no post-October 2013 losses.  At March 31, 2014, the USA Mutuals Generation Wave Growth Fund deferred late year net investment losses of $9,454.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

(c)Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The tax character of distributions paid during the six months ended September 30, 2014 and the year ended March 31, 2014 was as follows:

	Six Months Ended		Year Ended
	September 30, 2014		March 31, 2014
		Long-Term			Long-Term
	Ordinary	Capital	Ordinary	Return	Capital
	Income	Gains	Income	of Capital	Gains
USA Mutuals
Barrier Fund	$3,524,090	$—	$1,900,853	$—	$—
USA Mutuals
Generation Wave
Growth Fund	$—	$—	$98,725	$12,872	$—

(d)Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(f)Short Positions
The USA Mutuals Barrier Fund or the USA Mutuals Generation Wave Growth Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of and for the six months ended September 30, 2014, the Funds were not invested in short positions.

(g)Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is purchased or written by the Funds is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

consistent with the Funds’ investment objectives.  A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (“MNA”) and net of related collateral received or pledged, if any, as of September 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and
Liabilities and Subject to MNA
Liabilities:		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statement
	Gross	Statement	Statement	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount
USA Mutuals
Barrier Fund
Written Options	$2,481,967	$—	$2,481,967	$—	$(2,481,967)	$—
USA Mutuals Generation
Wave Growth Fund
Written Options	$204,065	$—	$204,065	$—	$(204,065)	$—

The number of option contracts written and the premiums received by the USA Mutuals Barrier Fund during the six months ended September 30, 2014, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	19,299	$3,901,496
Options written	48,197	6,215,763
Options expired	(31,645)	(4,896,886)
Options covered	(6,325)	(1,307,280)
Options exercised	(18,113)	(2,136,476)
Options outstanding, end of period	11,413	$1,776,617

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

The number of option contracts written and the premiums received by the USA Mutuals Generation Wave Growth Fund during the six months ended September 30, 2014, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	2,240	$239,151
Options written	8,470	859,712
Options expired	(3,770)	(317,441)
Options covered	(2,267)	(368,008)
Options exercised	(2,287)	(231,370)
Options outstanding, end of period	2,386	$182,044

The number of option contracts purchased and the premiums paid by the USA Mutuals Barrier Fund during the six months ended September 30, 2014, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	—	$—
Options purchased	100	15,700
Options sold	(100)	(15,700)
Options exercised	—	—
Options outstanding, end of period	—	$—

The number of option contracts purchased and the premiums paid by the USA Mutuals Generation Wave Growth Fund during the six months ended September 30, 2014, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	—	$—
Options purchased	3,010	591,840
Options sold	(1,825)	(308,350)
Options expired	(810)	(102,590)
Options outstanding, end of period	375	$180,900

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Value	Location
Liability Derivatives
USA Mutuals Barrier Fund
Written Options – equity contracts	$(2,481,967)	Written options, at value

USA Mutuals Generation
Wave Growth Fund
Written Options – equity contracts	$(204,065)	Written options, at value

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

The following is a summary of the effect of derivative investments on the Statements of Operations for the six months ended September 30, 2014:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
USA Mutuals Barrier Fund
Written Options – equity contracts	$5,361,500	Net realized gain (loss)
		from written options
Purchased Options – equity contracts	$(8,200)	Net realized gain (loss)
		from purchased options
USA Mutuals Generation
Wave Growth Fund
Written Options – equity contracts	$417,952	Net realized gain (loss)
		from written options

Purchased Options – equity contracts	$(142,971)	Net realized gain (loss)
		from purchased options

	Change in
	Unrealized
	Appreciation/
	Depreciation
Derivative Investment Type	on Options	Location
USA Mutuals Barrier Fund
Written Options – equity contracts	$(1,064,498)	Change in net unrealized
		appreciation/depreciation
		on written options
USA Mutuals Generation
Wave Growth Fund
Written Options – equity contracts	$36,085	Change in net unrealized
		appreciation/depreciation
		on written options

Purchased Options – equity contracts	$(65,250)	Change in net unrealized
		appreciation/depreciation
		on purchased options

(h)Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund or Class

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

(i)Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held.  Such gains or losses are included with the net realized and unrealized  gain or loss from investments, as appropriate.

Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j)Reclassifications of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

(k)Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2014 through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

(3)Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund’s average daily net assets. For the six months ended September 30, 2014, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund incurred $1,456,009 and $62,911 in advisory fees, respectively.

The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2015, to limit the USA Mutuals Barrier Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.24% of average net assets of the USA Mutuals Barrier Fund for Institutional Class shares, 1.49% of average

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

net assets of the USA Mutuals Barrier Fund for Investor Class and Class A shares and 2.24% of average net assets of the USA Mutuals Barrier Fund for Class C shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the USA Mutuals Barrier Fund’s total annual fund operating expenses to 1.85% and 2.60% of average net assets of the USA Mutuals Barrier Fund for Class A shares and Class C shares, respectively.  From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the USA Mutuals Barrier Fund’s total annual fund operating expenses to 1.85% of average net assets of the USA Mutuals Barrier Fund for Investor Class shares.  Prior to August 1, 2009, the Advisor had contractually agreed to limit the USA Mutuals Barrier Fund’s total annual fund operating expenses to 1.75% of average net assets of the USA Mutuals Barrier Fund for Investor Class shares.

The Advisor has contractually agreed, effective August 1, 2009 through July 31, 2015, to limit the USA Mutuals Generation Wave Growth Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the USA Mutuals Generation Wave Growth Fund Investor Class shares.  Prior to August 1, 2009, the Advisor had contractually agreed to limit the USA Mutuals Generation Wave Growth Fund’s total annual fund operating expenses to 1.50% of average net assets of the USA Mutuals Generation Wave Growth Fund Investor Class shares.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed.  Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.  For the six months ended September 30, 2014, $40,041 was waived for the USA Mutuals Generation Wave Growth Fund.

The following table shows the remaining waived or reimbursed expenses in the Funds subject to potential recoupment expiring in:

USA Mutuals
Generation Wave
Growth Fund
2015	$89,429
2016	104,840
2017	77,300
2018	40,041

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. For the six months ended September 30, 2014, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund incurred $22,910 and $14,068 in

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

accounting fees, $88,970 and $10,375 in administration fees, $99,899 and $11,541 in transfer agency fees and $22,610 and $3,941 in custodian fees, respectively.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the USA Mutuals Barrier Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the six months ended September 30, 2014, the USA Mutuals Barrier Fund Investor Class accrued expenses of $328,930, the USA Mutuals Barrier Fund Class A accrued expenses of $30,034 and the USA Mutuals Barrier Fund Class C accrued expenses of $96,712 pursuant to the 12b-1 Plan.

(4)Capital Share Transactions
Transactions in shares of the USA Mutuals Barrier Fund Institutional Class were as follows:

	Six Months Ended
	September 30, 2014
	Amount	Shares
Beginning shares		—
Shares sold	$28,573	956
Shares issued to holders	—	—
in reinvestment
of distributions	—	—
Shares redeemed	—	—
Net increase	$28,573	956
Ending shares		956

Transactions in shares of the USA Mutuals Barrier Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2014		March 31, 2014
	Amount	Shares	Amount	Shares
Beginning shares		8,469,393		5,187,059
Shares sold	$38,637,353	1,298,631	$123,943,856	4,526,218
Shares issued to holders
in reinvestment
of distributions	2,894,913	96,658	1,668,019	68,138
Shares redeemed	(34,792,104)	(1,177,815)	(35,495,041)	(1,312,022)
Net increase	$6,740,162	217,474	$90,116,834	3,282,334
Ending shares		8,686,867		8,469,393

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

Transactions in shares of the USA Mutuals Barrier Fund Class A were as follows:

	Six Months Ended		Year Ended
	September 30, 2014		March 31, 2014
	Amount	Shares	Amount	Shares
Beginning shares		703,992		124,633
Shares sold	$6,289,420	212,717	$17,384,099	647,893
Shares issued to holders
in reinvestment
of distributions	236,125	7,913	73,901	3,029
Shares redeemed	(1,777,648)	(60,252)	(2,011,717)	(71,563)
Net increase	$4,747,897	160,378	$15,446,283	579,359
Ending shares		864,370		703,992

Transactions in shares of the USA Mutuals Barrier Fund Class C were as follows:

	Six Months Ended		Year Ended
	September 30, 2014		March 31, 2014
	Amount	Shares	Amount	Shares
Beginning shares		543,513		130,764
Shares sold	$6,308,958	214,957	$11,765,189	434,980
Shares issued to holders
in reinvestment
of distributions	156,768	5,307	44,175	1,821
Shares redeemed	(962,292)	(32,890)	(662,328)	(24,052)
Net increase	$5,503,434	187,374	$11,147,036	412,749
Ending shares		730,887		543,513
Total increase
for the Fund	$17,020,066		$116,710,153

Transactions in shares of the USA Mutuals Generation Wave Growth Fund were as follows:

	Six Months Ended		Year Ended
	September 30, 2014		March 31, 2014
	Amount	Shares	Amount	Shares
Beginning shares		1,496,229		1,711,691
Shares sold	$123,816	13,649	$279,555	32,954
Shares issued to holders
in reinvestment
of distributions	—	—	105,168	12,952
Shares redeemed	(1,073,925)	(119,412)	(2,204,375)	(261,368)
Net decrease	$(950,109)	(105,763)	$(1,819,652)	(215,462)
Ending shares		1,390,466		1,496,229

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

(5)Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Funds for the six months ended September 30, 2014, are summarized below:

		USA Mutuals
	USA Mutuals	Generation Wave
	Barrier Fund	Growth Fund
Purchases	$133,348,029	$8,768,731
Sales	110,236,588	9,592,147

There were no purchases or sales of U.S. government securities during the six months ended September 30, 2014.

(6)Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Funds an unsecured credit facility pursuant to a Loan and Security Agreement for the Funds which matures, unless renewed, on March 9, 2015 for the purpose of purchasing portfolio securities.  The Funds may borrow up to the lesser of $8,500,000 and $1,500,000 or certain percentage amounts based on the net assets of the Funds, for the USA Mutuals Barrier Fund and USA Mutuals Generation Wave Growth Fund, respectively.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of September 30, 2014.  During the six months ended September 30, 2014, the USA Mutuals Barrier Fund had average outstanding borrowings of $206,760 under the credit facility and paid a weighted average interest rate of 3.25%.  The USA Mutuals Generation Wave Growth Fund did not borrow from the credit facility during the six months ended September 30, 2014.  The September 3, 2014 balance of $2,335,000 for the USA Mutuals Barrier Fund was the maximum borrowing during the six months ended September 30, 2014.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 28, June 19, and July 15, 2014 to consider the renewal of the Investment Advisory Agreement (the “Agreement”), between the Trust, on behalf of the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Barrier Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and USA Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”). The Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees. The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Funds, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information). The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer. Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending July 31, 2015.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Funds and the amount of time devoted to the Funds’ affairs by the Advisor’s staff.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of Mr. Gerald Sullivan as the Funds’ portfolio manager and other key personnel at the Advisor involved in the day-to-day activities of the Funds.  The Trustees considered information provided by the Advisor in response to the Board’s 15(c) request, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of the Funds’ assets.  The Trustees noted that during the course of the prior year they had met with representatives of the Advisor in person to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Advisor throughout the year.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor.  The Trustees discussed in detail the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison to a benchmark index, and in comparison to a peer group constructed by data from Morningstar Direct (each, a “Morningstar Peer Group”).

USA Mutuals Generation Wave Growth Fund:  The Trustees noted that the USA Mutuals Generation Wave Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended May 31, 2014 was below the median for the Fund’s Morningstar Peer Group of U.S. open-end aggressive allocation funds, falling within the second quartile for the year-to-date period and into the fourth quartile for all other periods.  The Fund’s performance for the three-year, five-year and ten-year periods ended May 31, 2014 was the worst of the Morningstar Peer Group.  The Trustees noted that the USA Mutuals Generation Wave Growth Fund had significantly changed its investment strategies effective July 29, 2013, and as such, periods prior to this date are not a clear representation of the Fund’s current investment strategies.  The Trustees also reviewed the Fund’s performance for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2014, and noted that it lagged the S&P 500 Index for each period.

The Trustees noted that prior to May 2014, the USA Mutuals Generation Wave Growth Fund was categorized by Morningstar in the U.S. open-end large blend category (the “Morningstar Large Blend Peer Group”). The Trustees compared the short-term and long-term performance of the USA Mutuals Generation Wave Growth Fund in comparison to the Morningstar Large Blend Peer Group, noting that the Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2014 was below the Morningstar Large Blend Peer Group median, falling within the third quartile for the year-to-date period and the fourth quartile for all other periods.

In addition to the foregoing, the Trustees also compared the short-term and long-term performance of the USA Mutuals Generation Wave Growth Fund in comparison to a peer group of U.S. open-end multialternative funds in the Morningstar U.S. open-end multialternative category, as selected by the Advisor and which, in the Advisor’s determination, were similar to the USA Mutuals Generation Wave Growth Fund (the “Multialternative Peer Group”).  The Trustees noted that the USA Mutuals Generation Wave Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2014 was ahead of the Multialternative Peer Group median in each case, and was the best of the Multialternative Peer Group for the ten-year period.  The Board noted, however, that the USA Mutuals Generation Wave Growth Fund does not meet Morningstar’s criteria for inclusion in the Multialternative Peer Group because the Fund’s gross short exposure as calculated by Morningstar is less than 20%.

USA Mutuals Barrier Fund:  The Trustees noted that the Fund’s performance for the one-year, three-year, five-year and ten-year periods ended March 31, 2014 was above the Morningstar Peer Group of U.S. open end blend funds median, falling within the second quartile for the one-year period, and the first quartile for all other periods.  The Trustees noted the USA Mutuals Barrier Fund’s performance for the ten-year period ended March 31, 2014 was the best of the Morningstar Peer Group.  The Fund’s performance for the year-to-date period ended March 31, 2014 was below the Morningstar Peer Group median, falling within the third quartile.  The Trustees also reviewed the USA Mutuals Barrier Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2014, and noted that the Fund had outperformed the S&P 500 Index for each period with the exception of the one-year and year-to-date periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for each Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to each Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to the Morningstar Peer Group, as well as the Morningstar Large Blend Peer Group and the Multialternative Peer Group with respect to the USA Mutuals Generation Wave Growth Fund.  The Trustees also considered the fee waivers and expense reimbursements provided by the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noted the extent to which the Advisor had subsidized the Funds’ operations under the expense cap agreement.  The Trustees examined the level of profits realized by the Advisor from the fees payable under the Agreement and the expense subsidization undertaken by the Advisor, as well as the Fund’s brokerage arrangements, noting that the Advisor makes no effort to seek soft dollar arrangements.  These considerations were based on materials requested by the Board specifically for the meeting, as well as the presentations made by the Advisor over the course of the year.

USA Mutuals Generation Wave Growth Fund:  The Trustees noted the Advisor had waived management fees during the past year to the extent necessary to operate the USA Mutuals Generation Wave Growth Fund at its expense cap of 1.75%.  The Trustees noted

that the Fund’s contractual management fee of 0.95% fell at the top of the fourth quartile and was above the Morningstar Aggressive Allocation Peer Group average of 0.37%.  The Trustees next compared the Fund’s contractual management fee to the Morningstar Large Blend Peer Group, noting that the Fund’s fee of 0.95% fell into the fourth quartile, above the Morningstar Large Blend Peer Group average of 0.72%, which fell into the third quartile.  The Trustees also compared the Fund’s contractual management fee with the Multialternative Peer Group, noting that the Fund’s contractual management fee of 0.95% fell into the second quartile and ranked slightly below the Multialternative Peer Group average of 1.02%, which fell into the bottom of the third quartile.

The Trustees noted that the USA Mutuals Generation Wave Growth Fund was currently operating above its expense cap of 1.75%.  The Trustees observed that the Fund’s net expense ratio of 1.75% fell at the top of the fourth quartile among the Morningstar Aggressive Allocation Peer Group, compared to the average of 0.52% which fell within the third quartile.  The Trustees also noted that the Fund’s net expense ratio of 1.75% fell within the fourth quartile among the Morningstar Large Blend Peer Group, compared to the average of 0.95%, which fell within the second quartile.  The Trustees then compared the Fund’s net expense ratio of 1.75% with the Multialternative Peer Group, noting that the Fund fell at the top of the third quartile, above the Multialternative Peer Group average of 1.50%, which fell at the top of the second quartile.

USA Mutuals Barrier Fund:  The Trustees noted that the USA Mutuals Barrier Fund’s contractual management fee of 0.95% fell within the fourth quartile and was above to the Morningstar Peer Group average of 0.66%, which fell into the second quartile.  The Trustees noted that the USA Mutuals Barrier Fund was currently operating below its expense cap.  The Trustees observed that the USA Mutuals Barrier Fund’s net expense ratio of 1.22% fell within the fourth quartile among the Morningstar Peer Group, compared to the average of 0.87% which fell within the second quartile.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed.  The Trustees further concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Funds.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Funds at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Funds.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Funds.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in generally benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

(This Page Intentionally Left Blank.)

USA Mutuals

USA Mutuals Barrier Fund
USA Mutuals Generation Wave Growth Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.  The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USA Mutuals

By (Signature and Title)      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     December 5, 2014

By (Signature and Title)      /s/Gerald Sullivan
Gerald Sullivan, Treasurer

Date     December 5, 2014